Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment BankingCenters shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares
Summary Of Significant Accounting Policies [Line Items]
Number of operating industry segment | Segment	1
Number of banking centers | BankingCenters	16
Cash reserve requirement	$ 0	$ 0
Securities transferred from available-for-sale to held-to-maturity	127,905,000
Investment in FHLB, impairment charges	$ 0	0
Loan held for sale maximum period	3 days
Amount of other real state owned	$ 0	0
Impairment on goodwill	0	0
Advertising expenses	229,000	182,000	$ 175,000
Unrecognized compensation cost related to unvested share-based compensation awards outstanding	0
Stock-based compensation expenses	$ 0	$ 0	$ 0
Stock option granted | shares	0	0	0
Antidilutive stock options | shares	0
Options outstanding | shares	5,952	11,904	30,760	31,760
Prior Period Reclassification Adjustment Effect	$ 0
Held-to-Maturity Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Total investment portfolio classified as held-to-maturity	20.00%
U.S. Government Agency and U.S. Agency Mortgage-Backed Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Securities transferred from available-for-sale to held-to-maturity			$ 39,000,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	90 days
Buildings [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	20 years
Buildings [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	40 years
Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	3 years
Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	10 years